Offerings	Mar. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	GRAIL securities, each consisting of one Class A ordinary share, $0.0001 par value, and one-fourth of one redeemable warrant
Amount Registered | shares	40,250,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 402,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,586.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). Includes 5,250,000 GRAIL securities, consisting of 5,250,000 Class A ordinary shares and 1,312,500 redeemable warrants, which may be issued upon exercise of a 45-day over-allotment option granted to the underwriters of this offering. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Amount Registered | shares	40,250,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Includes 5,250,000 Class A ordinary shares issued as part of the GRAIL securities that may be issued upon exercise of a 45-day over-allotment option granted to the underwriters of this offering. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Redeemable warrants included as part of the GRAIL securities
Amount Registered | shares	10,062,500
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents the warrants included in the GRAIL securities sold in this offering, including warrants that may be issued as part of GRAIL securities issued upon exercise of a 45-day over-allotment option granted to the underwriters of this offering. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. No fee pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying the redeemable warrants included as part of the GRAIL securities
Amount Registered | shares	10,062,500
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 115,718,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,981.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. Represents the Class A ordinary shares underlying the redeemable warrants included as part of the GRAIL securities sold in this offering, including Class A ordinary shares underlying redeemable warrants issued as part of the GRAIL securities issued upon exercise of a 45-day over-allotment option granted to the underwriters of this offering. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.